LOANS PAYABLE	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS PAYABLE
LOANS PAYABLE

NOTE 17 — LOANS PAYABLE

As of December 31, 2021 and 2020, loans payable consisted of:

	As of December 31,
	2021	2020
Loans payable – current portion	$65,415	$65,611
Loans payable – non-current portion	85,858	157,629
Total	$151,273	$223,240

In September of 2019, the Company obtained lines of credit in the aggregate amount of S$400,000 (approximately $296,912 at the 2019 exchange rate) for working capital and business expansions requirements, which the Company drew down on in full. Loans in the amount of S$100,000 (approximately $74,228 at the 2019 exchange rate) shall be repaid over 36 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 8% per annum plus a margin of 0.88%, subject to adjustment. The Company has the option to prepay the loan before its maturity date, subject to a fee of 6.88% if paid within twelve months from the drawdown date. Loans in the amount of S$300,000 (approximately $222,684 at the 2019 exchange rate) shall be repaid over 60 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 6.25% per annum, subject to adjustment. The loans are secured by personal guarantees of the Director. During the year ended December 31, 2021, the Company repaid an aggregate of S$91,063, approximately $67,220 at the 2021 exchange rate (2020 — S$84,614, approximately $61,379 at the 2020 exchange rate) of principal plus the respective accrued interest.

NOTE 17 — LOANS PAYABLE

As of December 31, 2020 and 2019, loans payable consisted of:

	As of December 31,
	2020	2019
Loans payable – current portion	$65,611	$64,379
Loans payable – non-current portion	157,629	1,217,509
Total	$223,240	$1,281,888

In 2017, the Company purchased shares of an entity for consideration of $4,000,000, settled by payment of $2,500,000 in cash and through the issuance of an unsecured loan in the amount of $1,500,000 which bears interest at rates per annum as agreed upon by the parties from time to time. During the year ended December 31, 2019, the Company repaid $500,000 of the loan in conjunction with the negotiation of the purchase of the Matla Game Lodge. The loan provided for a maturity date based on the completion of specified conditions that had not been met as of December 31, 2019. Accordingly, the loan which then had an outstanding balance of $1,000,000 was not mandatorily repayable within twelve months from December 31, 2019 and as a result was classified as a non-current loan payable as of December 31, 2019. During the year ended December 31, 2020, the Company settled the balance of the loan for $600,000 by in payment of $250,000 in cash and through the issuance of stock valued at $350,000. As part of the agreement, a put option was granted which, if exercised, will require the company to buy back the stock for $250,000. This amount is recorded as a Derivative liability. See Note 15 — Accrued Expenses and Other Current Liabilities.

In September of 2019, the Company obtained lines of credit in the aggregate amount of S$400,000 (approximately $296,912 at the 2019 exchange rate) for working capital and business expansions requirements, which the Company drew down on in full. Loans in the amount of S$100,000 (approximately $74,228 at the 2019 exchange rate) shall be repaid over 36 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 8% per annum plus a margin of 0.88%, subject to adjustment. The Company has the option to prepay the loan before its maturity date, subject to a fee of 6.88% if paid within twelve months from the drawdown date. Loans in the amount of S$300,000 (approximately $222,684 at the 2019 exchange rate) shall be repaid over 60 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 6.25% per annum, subject to adjustment. The loans are secured by personal guarantees of the Director. During the year ended December 31, 2020, the Company repaid an aggregate of S$84,614, approximately $61,379 at the 2020 exchange rate (2019 — S$20,241, approximately $15,024 at the 2019 exchange rate) of principal plus the respective accrued interest. In 2020, loans amounting to $400,000 were settled by the creditor in favor of the Company.